Nature of Business, Formation of Genworth and Basis of Presentation (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Impact on Consolidated Balance Sheet and Consolidated Statement of Income

The following table summarizes the impact on our consolidated balance sheet as of December 31, 2012 to reflect the recording of a liability for premiums received on the delinquent loans expected to be refunded upon claim in our U.S. mortgage insurance business:

(Amounts in millions)	As previously reported (1)	Premium restatement	As restated
Liabilities and stockholders’ equity
Liabilities:
Other liabilities	$5,171	$68	$5,239
Deferred tax liability	$1,531	$(24)	$1,507
Total liabilities	$95,487	$44	$95,531
Stockholders’ equity:
Retained earnings	$1,907	$(44)	$1,863
Total Genworth’s stockholders’ equity	$16,537	$(44)	$16,493

(1)	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.

The following table summarizes the impact on our consolidated statement of income for the three months ended March 31, 2012 to reflect the recording of a liability for premiums received on the delinquent loans expected to be refunded upon claim in our U.S. mortgage insurance business:

(Amounts in millions)	As previously reported (1)	Premium restatement	As restated
Premiums	$1,107	$(1)	$1,106
Total revenues	$2,316	$(1)	$2,315
Income from continuing operations before income taxes	$83	$(1)	$82
Income from continuing operations	$68	$(1)	$67
Net income	$80	$(1)	$79
Net income available to Genworth’s common stockholders	$47	$(1)	$46
Net income available to Genworth’s common stockholders per common share:
Basic	$0.09	$—	$0.09
Diluted	$0.09	$—	$0.09

(1)	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.